Consolidated Statements of Stockholder's (Deficit) Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning Balance (in shares) at Dec. 31, 2015		1,000
Beginning Balance at Dec. 31, 2015	$ 201,065		$ 361,228	$ (146,617)	$ (13,546)
Increase (Decrease) in Stockholder's Equity
Net loss	(76,307)			(76,307)
Net period Other comprehensive income	4,589				4,589
Contributions from Ascent Capital	88,000		88,000
Dividend paid to Ascent Capital	(5,000)		(5,000)
Stock-based compensation	2,719		2,719
Value of shares withheld for minimum tax liability	(121)		(121)
Ending Balance (in shares) at Dec. 31, 2016		1,000
Ending Balance at Dec. 31, 2016	214,945		446,826	(222,924)	(8,957)
Increase (Decrease) in Stockholder's Equity
Net loss	(111,295)			(111,295)
Net period Other comprehensive income	1,582				1,582
Dividend paid to Ascent Capital	(5,000)		(5,000)
Stock-based compensation	2,981		2,981
Value of shares withheld for minimum tax liability	$ (477)		(477)
Ending Balance (in shares) at Dec. 31, 2017	1,000	1,000
Ending Balance at Dec. 31, 2017	$ 102,736	$ 0	444,330	(334,219)	(7,375)
Increase (Decrease) in Stockholder's Equity
Net loss	(26,207)			(26,207)
Net period Other comprehensive income	14,406				14,406
Stock-based compensation	47		47
Value of shares withheld for minimum tax liability	(42)		(42)
Ending Balance (in shares) at Mar. 31, 2018		1,000
Ending Balance at Mar. 31, 2018	$ 68,220	$ 0	444,335	(383,751)	7,636
Beginning Balance (in shares) at Dec. 31, 2017	1,000	1,000
Beginning Balance at Dec. 31, 2017	$ 102,736	$ 0	444,330	(334,219)	(7,375)
Increase (Decrease) in Stockholder's Equity
Net loss	(301,839)
Net period Other comprehensive income	23,196
Ending Balance (in shares) at Sep. 30, 2018		1,000
Ending Balance at Sep. 30, 2018	$ (202,907)	$ 0	440,050	(659,383)	16,426
Beginning Balance (in shares) at Dec. 31, 2017	1,000	1,000
Beginning Balance at Dec. 31, 2017	$ 102,736	$ 0	444,330	(334,219)	(7,375)
Increase (Decrease) in Stockholder's Equity
Net loss	(678,750)			(678,750)
Net period Other comprehensive income	14,378				14,378
Dividend paid to Ascent Capital	(5,000)		(5,000)
Stock-based compensation	474		474
Value of shares withheld for minimum tax liability	$ (93)		(93)
Ending Balance (in shares) at Dec. 31, 2018	1,000	1,000
Ending Balance at Dec. 31, 2018	$ (588,975)	$ 0	439,711	(1,036,294)	7,608
Beginning Balance (in shares) at Mar. 31, 2018		1,000
Beginning Balance at Mar. 31, 2018	68,220	$ 0	444,335	(383,751)	7,636
Increase (Decrease) in Stockholder's Equity
Net loss	(241,792)			(241,792)
Net period Other comprehensive income	5,521				5,521
Stock-based compensation	383		383
Value of shares withheld for minimum tax liability	(27)		(27)
Ending Balance (in shares) at Jun. 30, 2018		1,000
Ending Balance at Jun. 30, 2018	(167,695)	$ 0	444,691	(625,543)	13,157
Increase (Decrease) in Stockholder's Equity
Net loss	(33,840)			(33,840)
Net period Other comprehensive income	3,269				3,269
Stock-based compensation	373		373
Value of shares withheld for minimum tax liability	(14)		(14)
Ending Balance (in shares) at Sep. 30, 2018		1,000
Ending Balance at Sep. 30, 2018	(202,907)	$ 0	440,050	(659,383)	16,426
Increase (Decrease) in Stockholder's Equity
Net loss	$ (376,911)
Ending Balance (in shares) at Dec. 31, 2018	1,000	1,000
Ending Balance at Dec. 31, 2018	$ (588,975)	$ 0	439,711	(1,036,294)	7,608
Increase (Decrease) in Stockholder's Equity
Net loss	(31,770)			(31,770)
Net period Other comprehensive income	(468)				(468)
Contributions from Ascent Capital	2,250		2,250
Stock-based compensation	189		189
Value of shares withheld for minimum tax liability	(1)		(1)
Ending Balance (in shares) at Mar. 31, 2019		1,000
Ending Balance at Mar. 31, 2019	$ (623,775)	$ 0	437,149	(1,068,064)	7,140
Beginning Balance (in shares) at Dec. 31, 2018	1,000	1,000
Beginning Balance at Dec. 31, 2018	$ (588,975)	$ 0	439,711	(1,036,294)	7,608
Increase (Decrease) in Stockholder's Equity
Net loss	598,413
Net period Other comprehensive income	$ (940)
Ending Balance (in shares) at Aug. 31, 2019	22,500,000	22,500,000
Ending Balance at Aug. 31, 2019	$ 379,400	$ 225	379,175	0	0
Beginning Balance (in shares) at Mar. 31, 2019		1,000
Beginning Balance at Mar. 31, 2019	(623,775)	$ 0	437,149	(1,068,064)	7,140
Increase (Decrease) in Stockholder's Equity
Net loss	(54,202)			(54,202)
Net period Other comprehensive income	(472)				(472)
Stock-based compensation	(413)		(413)
Value of shares withheld for minimum tax liability	(2)		(2)
Ending Balance (in shares) at Jun. 30, 2019		1,000
Ending Balance at Jun. 30, 2019	(678,864)	$ 0	436,734	(1,122,266)	6,668
Increase (Decrease) in Stockholder's Equity
Net loss	684,385			684,385
Net period Other comprehensive income	0
Stock-based compensation	267		267
Value of shares withheld for minimum tax liability	$ (15)		(15)
Ending Balance (in shares) at Aug. 31, 2019	22,500,000	22,500,000
Ending Balance at Aug. 31, 2019	$ 379,400	$ 225	379,175	0	0
Increase (Decrease) in Stockholder's Equity
Net loss	(10,807)			(10,807)
Net period Other comprehensive income	$ 0
Ending Balance (in shares) at Sep. 30, 2019	22,500,000	22,500,000
Ending Balance at Sep. 30, 2019	$ 368,593	$ 225	$ 379,175	$ (10,807)	$ 0